Accounts Receivable	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4 — Accounts Receivable

As of December 31, 2018 and 2017, accounts receivable consisted of the following:

	December 31,	December 31,
	2018	2017
Accounts receivable	$1,889,112	$1,441,997
Less: Allowance for doubtful accounts	(11,761)	(11,761)
Total accounts receivable, net	$1,877,351	$1,430,236